Note 16 - Long-term Debt and Financing	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
16.	LONG-TERM DEBT AND FINANCING

	Maturity	March 31, 2020	March 31, 2019
Credit facility (a)	September 1, 2020	$236,389	$201,577
Less: Debt issue costs (a)		(1,644)	(1,824)
Filter Group financing (b)	October 25, 2023	9,690	17,577
8.75% loan (c)	September 12, 2023	280,535	240,094
6.75% $100M convertible debentures (d)	March 31, 2023	90,187	87,520
6.75% $160M convertible debentures (e)	December 31, 2021	153,995	150,945
6.5% convertible bonds (f)	December 31, 2020	12,851	29,483
		782,003	725,372
Less: Current portion		(253,485)	(479,101)
		$528,518	$246,271

Future annual minimum principal repayments are as follows:

	Less than 1 year	1–3 years	4–5 years	Total

Credit facility (a)	$236,389	$-	$-	$236,389
Filter Group financing (b)	5,889	3,800	1	9,690
8.75% loan (c)	-	-	308,354	308,354
6.75% $100M convertible debentures (d)	-	100,000	-	100,000
6.75% $160M convertible debentures (e)	-	160,000	-	160,000
6.5% convertible bonds (f)	12,851	-	-	12,851
	$255,129	$263,800	$308,355	$827,284

The details for long-term debt are as follows:

	As at April 1, 2019	Cash inflows (outflows)	Foreign exchange	Non-cash changes	As at March 31, 2020

Credit facility (a)	$199,753	$34,812	$-	$180	$234,745
Filter Group financing (b)	17,577	(7,887)	-	-	9,690
8.75% loan (c)	240,094	17,163	17,613	5,665	280,535
6.75% $100M convertible debentures (d)	87,520	-	-	2,667	90,187
6.75% $160M convertible debentures (e)	150,945	-	-	3,050	153,995
6.5% convertible bonds (f)	29,483	(17,370)	518	220	12,851
	$725,372	$26,718	$18,131	$11,782	$782,003
Less: Current portion	(479,101)	-	-	-	(253,485)
	$246,271				$528,518

	As at April 1, 2018	Cash inflows (outflows)	Foreign exchange	Non-cash changes	As at March 31, 2019

Credit facility (a)	$121,451	$77,638	$-	$664	$199,753
Filter Group financing (b)	-	17,577	-	-	17,577
8.75% loan (c)	-	236,934	4,553	(1,393)	240,094
6.75% $100M convertible debentures (d)	85,760	-	-	1,760	87,520
6.75% $160M convertible debentures (e)	148,146	-	-	2,799	150,945
6.5% convertible bonds (f)	188,147	(169,333)	3,508	7,161	29,483
	$543,504	$162,816	$8,061	$10,991	$725,372
Less: Current portion	(121,451)	-	-	-	(479,101)
	$422,053				$246,271

The following table details the finance costs for the year ended
March 31.
Interest is expensed based on the effective interest rate.

	2020	2019
Credit facility (a)	$23,736	$20,715
Filter Group financing (b)	1,793	875
8.75% loan (c)	35,089	8,999
6.75% $100M convertible debentures (d)	9,417	8,819
6.75% $160M convertible debentures (e)	13,850	13,598
6.5% convertible bonds (f)	2,746	18,387
Supplier finance and others (g)	20,314	16,386
	$106,945	$87,779

(a)	As of
April 18, 2018,
the Company had renegotiated an agreement with a syndicate of lenders that includes Canadian Imperial Bank of Commerce (“CIBC”), National Bank of Canada (“National”), HSBC Bank Canada, JPMorgan Chase Bank N.A., Alberta Treasury Branches, Canadian Western Bank and Morgan Stanley Senior Funding, Inc., a subsidiary of Morgan Stanley Bank N.A. The agreement extended Just Energy’s credit facility for an additional two
years to
September 1, 2020.
The facility size was increased to
$352.5
million from
$342.5
million, with an accordion for Just Energy to draw up to
$370
million. On
June 28, 2019,
the Company exercised its option to access the amounts relating to the accordion agreement as part of the credit facility. Certain principal amount outstanding under the letter of credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. The Company amended its senior secured credit facility to increase the senior debt to EBITDA covenant ratio from
1.50:1
to
2.15:1
and the total debt to EBITDA covenant ratio from
3.50:1
to
4.00:1
for the
fourth
quarter of fiscal
2020.
As at
March 31, 2020,
the Company was compliant with all of these covenants.

Interest is payable on outstanding loans at rates that vary with Bankers’ Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers’ Acceptances and LIBOR advances at stamping fees of
3.750%.
Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus
2.750%
and letters of credit are at a rate of
3.750%.
Interest rates are adjusted quarterly based on certain financial performance indicators.

As at
March 31, 2020,
the Canadian prime rate was
2.45%
and the U.S. prime rate was
3.25%.
As at
March 31, 2020,
$236.4
million has been drawn against the facility and total letters of credit outstanding as of
March 31, 2020
amounted to
$72.5
million (
March 31, 2019 -
$94.0
million). As at
March 31, 2020,
Just Energy has
$61.1
million of the facility remaining for future working capital and/or security requirements. Just Energy’s obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the Barbados, Ireland, Japan and German operations. Just Energy is required to meet a number of financial covenants under the credit facility agreement.

(b)	Filter Group, which was acquired on
October 1, 2018,
has an outstanding loan payable to Home Trust Company (“HTC”). The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three
to
five
years with HTC and bears interest at
8.99%
per annum. Principal and interest are repayable on a monthly basis.

(c)	On
September 12, 2018,
Just Energy entered into a
US$250
million non-revolving multi-draw senior unsecured term loan facility (the
“8.75%
loan”) with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The
8.75%
loan bears interest at
8.75%
per annum payable semi-annually in arrears on
June 30
and
December 31
in each year plus fees and will mature on
September 12, 2023.
Counterparties were issued
7.5
million warrants at a strike price of
$8.56
each, convertible to
one
Just Energy common stock. The value of these warrants has been assessed as nominal. The
8.75%
loan has
three
tranches. The
first
tranche of
US$50
million is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second
tranche of
US$150
million is earmarked towards the settlement of Just Energy's
6.5%
convertible bonds. The
third
tranche of
US$50
million is earmarked for investments and future acquisitions. As of
March 31, 2020,
US$207.0
million was drawn from the
8.75%
loan. On
July 29, 2019,
the Company drew
US$7.0
million from the
second
tranche and
US$7.0
million from the
third
tranche. The
US$14
million draws were secured by a personal guarantee from a director of the Company. At
March 31, 2020
the Company has
US$43.0
million available under the facility to draw, earmarked for investments and future acquisitions. The Company has amended the covenants on its senior unsecured term loan facility to increase the senior debt to EBITDA covenant ratio from
1.65:1
to
2.30:1
and the total debt to EBITDA covenant from
3.50:1
to
4.25:1
for the
fourth
quarter of fiscal
2020.
As at
March 31, 2020
the Company was compliant with all of these covenants.

(d)	On
February 22, 2018,
Just Energy issued
$100
million of convertible unsecured senior subordinated debentures (the
“6.75%
$100
million convertible debentures”). The
6.75%
$100
million convertible debentures bear interest at an annual rate of
6.75%,
payable semi-annually in arrears on
March 31
and
September 30
in each year and have a maturity date of
March 31, 2023.
Each
$1,000
principal amount of the
6.75%
$100
million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into
112.3596
common shares of Just Energy, representing a conversion price of
$8.90,
subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion.

The
6.75%
$100
million convertible debentures will
not
be redeemable at the option of the Company on or before
March 31, 2021.
After
March 31, 2021
and prior to
March 31, 2022,
the
6.75%
$100
million convertible debentures
may
be redeemed in whole or in part from time to time at the option of the Company on not
more than
60
days’ and
not
less than
30
days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (“TSX”) for the
20
consecutive trading days ending
five
trading days preceding the date on which the notice of redemption is given is at least
125%
of the conversion price. On or after
March 31, 2022,
the
6.75%
$100
million convertible debentures
may
be redeemed in whole or in part from time to time at the option of the Company on not
more than
60
days’ and
not
less than
30
days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest.

The conversion feature of the
6.75%
$100
million convertible debentures has been accounted for as a separate component of shareholders’ deficit in the amount of
$9.7
million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred income tax liability of
$2.6
million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the
6.75%
$100
million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of
$100
million over the term of the
6.75%
$100
million convertible debentures using an effective interest rate of
10.7%.
If the
6.75%
$100
million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted.
No
amounts of the
6.75%
$100
million convertible debentures have been converted or redeemed as at
March 31, 2020.

(e)	On
October 5, 2016,
Just Energy issued
$160
million of convertible unsecured senior subordinated debentures (the
“6.75%
$160
million convertible debentures”). The
6.75%
$160
million convertible debentures bear interest at an annual rate of
6.75%,
payable semi-annually in arrears on
June 30
and
December 31
in each year and have a maturity date of
December 31, 2021.
Each
$1,000
principal amount of the
6.75%
$160
million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into
107.5269
common shares of Just Energy, representing a conversion price of
$9.30,
subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion.

The
6.75%
$160
million convertible debentures will
not
be redeemable at the option of the Company on or before
December 31, 2019.
After
December 31, 2019
and prior to
December 31, 2020,
the
6.75%
$160
million convertible debentures
may
be redeemed in whole or in part from time to time at the option of the Company on not
more than
60
days’ and
not
less than
30
days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the TSX for the
20
consecutive trading days ending
five
trading days preceding the date on which the notice of redemption is given is at least
125%
of the conversion price. On or after
December 31, 2020,
the
6.75%
$160
million convertible debentures
may
be redeemed in whole or in part from time to time at the option of the Company on not
more than
60
days’ and
not
less than
30
days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest.

The conversion feature of the
6.75%
$160
million convertible debentures has been accounted for as a separate component of shareholders’ deficit in the amount of
$8.0
million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred income tax liability of
$2.1
million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the
6.75%
$160
million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of
$160
million over the term of the
6.75%
$160
million convertible debentures using an effective interest rate of
9.1%.
If the
6.75%
$160
million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted.
No
amounts of the
6.75%
$160
million convertible debentures have been converted or redeemed as at
March 31, 2020.

(f)	On
January 29, 2014,
Just Energy issued
US$150
million of European-focused senior convertible unsecured convertible bonds (the
“6.5%
convertible bonds”). The
6.5%
convertible bonds bear interest at an annual rate of
6.5%,
payable semi-annually in arrears in equal installments on
January 29
and
July 29
in each year and have a maturity date of
July 29, 2019.

A conversion right in respect of a bond could have been exercised, at the option of the holder thereof, at any time from
May 30, 2014
to
July 7, 2019,
and was
not.
The initial conversion price is
US$9.3762
per common share (being
C$10.2819
) but is subject to adjustments. In the event of the exercise of a conversion right, the Company may,
at its option, subject to applicable regulatory approval and provided no
event of default has occurred and is continuing, elect to satisfy its obligation in cash equal to the market value of the underlying shares to be received.

As a result of the debt being denominated in a different functional currency than that of Just Energy, the conversion feature is recorded as a financial liability instead of a component of equity. Therefore, the conversion feature of the
6.5%
convertible bonds has been accounted for as a separate financial liability with an initial value of
US$8.5
million. The remainder of the net proceeds of the
6.5%
convertible bonds has been recorded as long-term debt, which is being accreted up to the face value of
$150.0
million over the term of the
6.5%
convertible bonds using an effective interest rate of
8.8%.
At each reporting period, the conversion feature is recorded at fair value with changes in fair value recorded through profit or loss. On
July 29, 2019,
the Company redeemed
US$13.2
million of the
6.5%
convertible bonds. The remaining lenders of
$9.2
million of the
6.5%
convertible bonds elected to extend the maturity date of the bonds from
July 29, 2019
to
December 31, 2020,
pursuant to an option offered by the Company announced on
July 17, 2019.

(g)	Supplier finance and other costs for the year ended March 31, 2020 primarily consists of charges for extended payment terms.

As described within Note
3
of these consolidated financial statements, the Company has presented a Recapitalization plan which, if implemented, will impact the future payments and amounts with respect to its outstanding debt and interest payments.